Summary of Significant Accounting Policies - Schedule of Land Use Rights (Details) - Land use rights [Member]	Sep. 30, 2025
Minimum [Member]
Schedule of Land Use Rights [Line Items]
Land use rights	46 years
Maximum [Member]
Schedule of Land Use Rights [Line Items]
Land use rights	50 years